Share-based compensation (Details)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) plan	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2006 2006 Stock Incentive Plan (the "Plan")	Aug. 18, 2006 2006 Stock Incentive Plan (the "Plan")	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options USD ($)	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options USD ($)	Dec. 31, 2010 Options CNY	Dec. 31, 2012 Options Minimum	Dec. 31, 2012 Options Maximum	Dec. 31, 2012 Restricted share units ("RSU") USD ($)	Dec. 31, 2012 Restricted share units ("RSU") CNY	Dec. 31, 2011 Restricted share units ("RSU") USD ($)	Dec. 31, 2011 Restricted share units ("RSU") CNY	Dec. 31, 2010 Restricted share units ("RSU") CNY
Share-based compensation
Number of share-based compensation plans	1
Shares approved for issuance					8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan				10.00%
Granted (in shares)						2,207,000	2,207,000
Exercise price of options, low end of range (in dollars per share)						$ 1.37
Exercise price of options, high end of range (in dollars per share)						$ 1.83
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead							12,980,000		12,810,000		28,559,000				20,249,000		27,377,000	43,226,000
Recognized pre-tax charge capitalized in cost of inventory							1,256,000		268,000		249,000
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 1.4		$ 0		$ 4.88
Compensation measured at grant date, net of forfeitures							11,724,000		12,542,000		28,310,000
Forfeitures, measured at grant date fair value							1,616,000		5,110,000		1,737,000
Forfeiture rate (as a percent)						9.82%	9.82%	9.79%	9.79%	7.70%	7.70%
Total unrecognized compensation cost							3,788,000		5,491,000		25,316,000				11,024,000			31,578,000
Weighted-average period for recognition of unrecognized compensation cost						14 months	14 months							22 months	22 months
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)										2.74%	2.74%	1.09%	1.27%
Weighted average expected option life						5 years 9 months	5 years 9 months			6 years	6 years
Volatility rate (as a percent)						80.50%	80.50%			70.00%	70.00%
Shares
Outstanding at the beginning of the period (in shares)						2,690,650	2,690,650	3,835,650	3,835,650
Granted (in shares)						2,207,000	2,207,000
Forfeited (in shares)						(540,600)	(540,600)	(371,750)	(371,750)
Exercised (in shares)								(773,250)	(773,250)
Outstanding at the end of the period (in shares)						4,357,050	4,357,050	2,690,650	2,690,650	3,835,650	3,835,650
Exercisable at the end of the period (in shares)						1,662,850	1,662,850
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)						$ 6.71		$ 6.05
Granted (in dollars per share)						$ 1.40
Forfeited (in dollars per share)						$ 4.60		$ 4.41
Exercised (in dollars per share)								$ 4.55
Outstanding at the end of the period (in dollars per share)						$ 4.28		$ 6.71		$ 6.05
Exercisable at end of the period (in dollars per share)						$ 7.79
Weighted Average Remaining Contractual Life (Year)
Outstanding at the beginning of the period						7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day	7 years 2 months 1 day	8 years 3 months 11 days	8 years 3 months 11 days
Outstanding at the end of the period						7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day	7 years 2 months 1 day	8 years 3 months 11 days	8 years 3 months 11 days
Exercisable at the end of the period						5 years 10 months 6 days	5 years 10 months 6 days
Intrinsic Value
Outstanding at the beginning of the period								3,337,000
Outstanding at the end of the period										3,337,000
Total intrinsic value of options exercised						0		2,077,000		1,166,000
Shares
Nonvested at the beginning of the period (in shares)														2,493,000	2,493,000	2,428,000	2,428,000
Granted (in shares)														90,000	90,000	880,000	880,000
Vested (in shares)														(95,000)	(95,000)	(587,500)	(587,500)
Forfeited (in shares)														(50,000)	(50,000)	(227,500)	(227,500)
Nonvested at the end of the period (in shares)														2,438,000	2,438,000	2,493,000	2,493,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share)														$ 5.17		$ 4.90
Granted (in dollars per share)														$ 0.79		$ 5.87
Vested (in dollars per share)														$ 5.92		$ 4.80
Forfeited (in dollars per share)														$ 5.85		$ 6.00
Nonvested at the end of the period (in dollars per share)														$ 4.97		$ 5.17
Fair value of shares vested															997,000		20,738,000	23,022,000
Exercise price of options granted (in dollars per share)						$ 1.40
Share-based compensation, income tax benefit	$ 0	$ 0	$ 0